Document and Entity Information	Jan. 22, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001767042
Document Type	8-K
Document Period End Date	Jan. 22, 2024
Entity Registrant Name	Kodiak Gas Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41732
Entity Tax Identification Number	83-3013440
Entity Address, Address Line One	15320 Highway 105 W
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Montgomery
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77356
City Area Code	(936)
Local Phone Number	539-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false